CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 16,193	$ 17,735
Interest bearing deposits with other banks	46,043	28,798
Cash and cash equivalents	62,236	46,533
Securities available-for-sale, at fair value	584,684	608,560
Securities held-to-maturity, at amortized cost (fair value September 30, 2017-$122,266, December 31, 2016,-$138,082)	121,453	138,846
Restricted stock, at cost	10,628	14,993
Loans held for sale	2,087	23,976
Loans and leases:
Loans and leases	2,216,499	2,148,011
Allowance for loan and lease losses	(15,980)	(10,923)
Net loans and leases	2,200,519	2,137,088
Servicing assets, at fair value	21,669	21,091
Accrued interest receivable	7,183	6,866
Premises and equipment, net	96,334	102,074
Assets held for sale	12,938	14,748
Other real estate owned, net	13,859	16,570
Goodwill	51,975	51,975
Other intangible assets, net	17,522	19,826
Bank-owned life insurance	5,680	6,557
Deferred tax assets, net	60,350	67,760
Due from counterparty	21,084
Other assets	15,241	18,367
Total assets	3,305,442	3,295,830
LIABILITIES
Non-interest bearing demand deposits	753,662	724,457
Interest bearing deposits:
NOW, savings accounts, and money market accounts	1,040,774	989,421
Time deposits	726,493	776,516
Total deposits	2,520,929	2,490,394
Accrued interest payable	1,184	2,427
Line of credit		20,650
Federal Home Loan Bank advances	234,559	313,715
Securities sold under agreements to repurchase	30,807	17,249
Junior subordinated debentures issued to capital trusts, net	27,482	26,926
Accrued expenses and other liabilities	30,948	41,811
Total liabilities	2,845,909	2,913,172
STOCKHOLDERS' EQUITY
Preferred stock	10,438	25,441
Common stock, voting $0.01 par value at September 30, 2017 and no par value at December 31, 2016; 150,000,000 shares authorized at September 30, 2017 and December 31, 2016; 29,305,400 shares issued and outstanding at September 30, 2017 and 24,616,706 issued and outstanding at December 31, 2016	292
Additional paid-in capital	391,040	313,552
Retained earnings	62,311	50,933
Accumulated other comprehensive loss, net of tax	(4,548)	(7,268)
Total stockholders' equity	459,533	382,658
Total liabilities and stockholders' equity	$ 3,305,442	$ 3,295,830